Employee Benefits - Summary of Changes in Present Value of the Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	¥ 444,790
Remeasurement of defined benefit pension plans
At end of the year	384,488	¥ 444,790
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	143,712
Remeasurement of defined benefit pension plans
At end of the year	130,864	143,712
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	301,078
Remeasurement of defined benefit pension plans
At end of the year	253,624	301,078
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	444,790	401,096
Current service cost	15,199	14,236
Interest cost	11,618	11,505
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	77	(143)
From changes in financial assumptions	(11,574)	5,879
Experience adjustments	7,701	(4,202)
Past service cost	(1,196)	(67)
Settlement	(57,537)
Benefits paid	(29,754)	(22,257)
Contributions by the employees	5,053	4,610
Effect of business combinations and disposals	(256)
Foreign currency translation differences	366	34,132
At end of the year	384,488	444,790
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	143,712	153,371
Current service cost	2,918	3,004
Interest cost	2,448	2,078
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	40	(341)
From changes in financial assumptions	(7,622)	(5,508)
Experience adjustments	696	426
Past service cost	1,535	0
Settlement	0
Benefits paid	(12,701)	(9,318)
Contributions by the employees	0	0
Effect of business combinations and disposals	(161)
Foreign currency translation differences	0	0
At end of the year	130,864	143,712
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	301,078	247,725
Current service cost	12,281	11,233
Interest cost	9,170	9,427
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	37	197
From changes in financial assumptions	(3,952)	11,387
Experience adjustments	7,006	(4,628)
Past service cost	(2,731)	(67)
Settlement	(57,537)
Benefits paid	(17,053)	(12,939)
Contributions by the employees	5,053	4,610
Effect of business combinations and disposals	(95)
Foreign currency translation differences	366	34,132
At end of the year	¥ 253,624	¥ 301,078